INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 1,184,571	$ 120,132	$ 528,104	$ 296,806
Effective tax rate percentage	15.00%	12.00%	3.60%	18.00%